GMO Global Developed Equity Allocation Fund Average Annual Total Returns - Class III			12 Months Ended	60 Months Ended	120 Months Ended	247 Months Ended
		Feb. 28, 2026	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
Prospectus [Line Items]
Average Annual Return, Percent	[1]		28.39%	12.19%	11.23%	8.31%
Performance Inception Date		Jun. 16, 2005
After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent	[1]		26.68%	10.00%	9.62%	6.88%
After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent	[1]		17.34%	8.92%	8.68%	6.49%
MSCI World Index (Fund benchmark) (returns reflect no deduction for fees or expenses, but are net of withholding tax on dividend reinvestments)[Member]
Prospectus [Line Items]
Average Annual Return, Percent	[1],[2]		21.09%	12.15%	12.17%	8.76%

[1]	Returns include a substantial, one-time litigation settlement recovery received on December 16, 2024. This event contributed 1.42% to 2024 annual performance.
[2]	MSCI data may not be reproduced or used for any other purpose. MSCI provides no warranties, has not prepared or approved this report, and has no liability hereunder.